Certain Risks and Concentrations (Details)		12 Months Ended
	Dec. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Customer [Member]
Certain Risks and Concentrations (Details) [Line Items]
Outstanding accounts receivable			10.00%
Major Suppliers [Member]
Certain Risks and Concentrations (Details) [Line Items]
Outstanding accounts receivable		10.00%	10.00%	10.00%
Accounts Receivable [Member] | Major Customers [Member]
Certain Risks and Concentrations (Details) [Line Items]
Outstanding accounts receivable		10.00%	10.00%
Number of customer		4	6
Percentage of total outstanding accounts payable related parties		85.10%	87.40%
Accounts Payable Related Party [Member] | Major Suppliers [Member]
Certain Risks and Concentrations (Details) [Line Items]
Outstanding accounts receivable		10.00%	10.00%
Percentage of total outstanding accounts payable related parties		87.40%	76.00%
Number of suppliers	2		2
Accounts Payable Related Party [Member] | Major Suppliers [Member]
Certain Risks and Concentrations (Details) [Line Items]
Outstanding accounts receivable	10.00%